                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

                      Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York   10020
                 (Address of principal executive offices)     (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL UTILITIES FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended February 28, 2006

             TOTAL RETURN FOR THE 12 MONTHS ENDED FEBRUARY 28, 2006

                                                               MSCI     LIPPER UTILITY
                                                              WORLD              FUNDS
CLASS A        CLASS B        CLASS C       CLASS D        INDEX(1)           INDEX(2)
  13.67%         12.93%         12.92%        14.00%         13.25%              17.65%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Many factors contributed to the strong performance of the utilities sector during the 12-month period ended February 28, 2006. Despite the Federal Open Market Committee's steady monetary tightening policy, interest rates remained low by historical standards. In this environment, utilities stocks were rewarded by investors for their yield and dividend growth potential, especially as favorable tax treatment provided additional incentive for investors seeking dividend income.

The market's comfort with utilities stocks was also bolstered by the sector's increased emphasis on basic service models. Such models entailed less high risk diversification efforts, and in turn, cleaner balance sheets and enhanced earnings predictability. The sector benefited from the 2005 passage of federal energy legislation, designed to stimulate infrastructure enhancement and growth, foster wholesale competition and induce more widespread consolidation. Merger-and-acquisition deals began to blossom, and have included non-U.S. domiciled investment in U.S. entities.

The global utilities sector performed solidly for the period, and significantly outperformed the overall market. In the United States, the electric and natural gas/energy sectors were standout investment areas within utilities. Performance was more mixed within the telecommunications sector, but did end the fiscal year on a relatively high note as domestic and international consolidation began to ignite.

PERFORMANCE ANALYSIS

Morgan Stanley Global Utilities Fund Class A and Class D shares outperformed the MSCI World Index and underperformed the Lipper Utility Funds Index, and Class B and Class C shares underperformed both Indexes for the 12 months ended February 28, 2006, assuming no deduction of applicable sales charges.

Electric and natural gas/energy stocks were the dominant contributors to returns for most of the fiscal year. High commodity prices throughout the period served as a catalyst for the strong gains of the electric and natural gas/energy sectors. For example, electric companies with relatively inexpensive nuclear or coal-based generation benefited from the high cost of natural gas-fired electric power by competitively selling into this high priced market. In addition, diversified natural gas companies with exploration and production exposure gained earnings power from the historically high price level of the commodity. During the latter portion of the period, however, selective energy positions within the portfolio detracted from performance as the electric and natural gas sectors came under commodity sensitive pressure.

Meanwhile, after rather lackluster performance earlier in the period, the telecommunications sector staged a strong comeback. Selective telecommunications stocks showed favorable momentum as merger-and-acquisition premiums and pricing stability became critical components of the valuation formula.

Because the Fund invests in both U.S. and non-U.S. stocks, its returns may be more influenced by currency exchange trends than the returns of domestic utilities funds. A strengthening dollar throughout most of the fiscal year tempered overall results for the period relative to the Fund's peer group.

The Fund ended the period fully invested with 99 percent equity and 1 percent cash, and well diversified across the global utilities sector. Within the equity component, electric utilities accounted for 52 percent; followed by natural gas/energy (25 percent) and telecommunications (23 percent). The allocation to non-U.S. domiciled investments was 14 percent and was geographically focused in Canada and Spain. We note that the Fund's holdings and allocation may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.


THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Telus Corporation (Non Voting)                           4.7%
FPL Group, Inc.                                          3.4
PPL Corp.                                                3.4
Entergy Corp.                                            3.3
TXU Corp.                                                3.1
Dominion Resources, Inc.                                 3.1
American Tower Corp. (Class A)                           3.0
SCANA Corp.                                              3.0
Exelon Corp.                                             2.9
AGL Resources, Inc.                                      2.9

TOP FOUR COUNTRIES

United States                                           84.2%
Canada                                                   9.7
Spain                                                    4.6
United Kingdom                                           0.4


DATA AS OF FEBRUARY 28, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FOUR COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS) AS WELL AS INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER
AREAS: GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES (INCLUDING THE UNITED STATES). IF THE FUND HOLDS ANY FIXED-INCOME SECURITIES, THE AVERAGE WEIGHTED MATURITY OF THESE INVESTMENTS IS NORMALLY EXPECTED TO BE GREATER THAN SEVEN YEARS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

ENDING VALUE
($ IN THOUSANDS)

                                FUND++        MSCI WORLD INDEX(1)   LIPPER UTILITY FUNDS INDEX(2)
Feb-1996                    $       10,000      $       10,000             $       10,000
Feb-1997                    $       11,291      $       11,342             $       11,150
Feb-1998                    $       14,233      $       14,076             $       14,060
Feb-1999                    $       18,161      $       15,864             $       15,665
Feb-2000                    $       23,576      $       18,836             $       19,014
Feb-2001                    $       22,218      $       16,145             $       19,290
Feb-2002                    $       17,164      $       13,833             $       14,631
Feb-2003                    $       13,658      $       10,984             $       11,519
Feb-2004                    $       17,427      $       15,856             $       15,575
Feb-2005                    $       21,216      $       17,757             $       18,981
Feb-2006                    $       23,959      $       20,109             $       22,331

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2006

                          CLASS A SHARES*        CLASS B SHARES**       CLASS C SHARES+        CLASS D SHARES^^
                          (SINCE 07/28/97)       (SINCE 05/31/94)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                              GUTAX                  GUTBX                  GUTCX                  GUTDX
1 YEAR                               13.67%(3)              12.93%(3)              12.92%(3)              14.00%(3)
                                      7.70(4)                7.93(4)               11.92(4)                  --
5 YEARS                               2.27(3)                1.52(3)                1.57(3)                2.54(3)
                                      1.17(4)                1.15(4)                1.57(4)                  --
10 YEARS                                --                   9.13(3)                  --                     --
                                        --                   9.13(4)                  --                     --
SINCE INCEPTION                       8.57(3)                9.23(3)                7.79(3)                8.86(3)
                                      7.89(4)                9.23(4)                7.79(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^^   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING        ENDING        EXPENSES PAID
                                                       ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                       -------------   -------------   ---------------
                                                                                          09/01/05 -
                                                          09/01/05       02/28/06         02/28/06
                                                       -------------   -------------   ---------------
CLASS A
Actual (0.83% return)                                  $    1,000.00   $    1,008.30   $          6.03
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,018.79   $          6.06

CLASS B
Actual (0.50% return)                                  $    1,000.00   $    1,005.00   $          9.74
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,015.08   $          9.79

CLASS C
Actual (0.45% return)                                  $    1,000.00   $    1,004.50   $          9.74
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,015.08   $          9.79

CLASS D
Actual (0.95% return)                                  $    1,000.00   $    1,009.50   $          4.78
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,020.03   $          4.81

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.21%, 1.96%, 1.96% AND 0.96% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY GLOBAL UTILITIES FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006

 NUMBER OF
  SHARES                                                                  VALUE
-----------------------------------------------------------------------------------
              COMMON STOCKS (98.9%)

              CANADA (9.7%)
              ENERGY
     75,000   Canadian Natural
               Resources Ltd.                                         $   4,092,000
     50,000   Nexen Inc.                                                  2,608,000
                                                                      -------------
                                                                          6,700,000
                                                                      -------------
              TELECOMMUNICATIONS
    205,000   BCE Inc.                                                    4,973,300
     35,000   Rogers Communications, Inc.                                 1,401,050
    315,000   Telus Corp. (Non-Voting)                                   12,249,692
                                                                      -------------
                                                                         18,624,042
                                                                      -------------
              TOTAL CANADA                                               25,324,042
                                                                      -------------
              SPAIN++(4.6%)
              ELECTRIC UTILITIES
    210,000   Iberdrola S.A.                                              6,621,967
                                                                      -------------
              TELECOMMUNICATIONS
    359,136   Telefonica S.A.                                             5,536,378
                                                                      -------------
              TOTAL SPAIN                                                12,158,345
                                                                      -------------
              UNITED KINGDOM (0.4%)
              TELECOMMUNICATIONS
     60,100   Vodafone Group PLC (ADR)                                    1,161,132
                                                                      -------------
              UNITED STATES (84.2%)
              ELECTRIC UTILITIES
    394,900   AES Corp. (The)*                                            6,831,770
    130,300   Ameren Corp.                                                6,602,301
    145,000   Cinergy Corp.                                               6,391,600
    125,000   CMS Energy Corp.*                                           1,760,000
    150,700   Consolidated Edison, Inc.                                   6,912,609
     50,900   Constellation
               Energy Group, Inc.                                         2,989,866
    106,700   Dominion Resources, Inc.                                    8,013,170
    125,000   DPL, Inc.                                                   3,365,000
    120,700   Entergy Corp.                                               8,751,957
    135,200   Exelon Corp.                                                7,721,272
    114,600   FirstEnergy Corp.                                       $   5,853,768
    215,400   FPL Group, Inc.                                             9,031,722
    145,000   NRG Energy, Inc.*                                           6,271,250
    165,000   PG&E Corp.                                                  6,278,250
    280,000   PPL Corp.                                                   8,904,000
     50,000   Progress Energy, Inc.                                       2,219,000
    195,300   SCANA Corp.                                                 7,964,334
    205,900   Southern Co. (The)                                          7,006,777
    100,000   TECO Energy, Inc.                                           1,706,000
    155,000   TXU Corp.                                                   8,120,450
    155,800   Wisconsin Energy Corp.                                      6,367,546
                                                                      -------------
                                                                        129,062,642
                                                                      -------------
              ENERGY
    210,100   AGL Resources, Inc.                                         7,542,590
     25,000   Anadarko Petroleum Corp.                                    2,479,000
     30,000   Cheniere Energy Inc.*                                       1,189,500
    390,000   Dynegy, Inc. (Class A)*                                     2,109,900
    200,200   Equitable Resources, Inc.                                   7,279,272
     50,300   KeySpan Corp.                                               2,049,725
     71,000   Kinder Morgan, Inc.                                         6,587,380
     85,000   Ormat Technologies Inc.                                     3,266,550
    100,100   Questar Corp.                                               7,332,325
    100,000   Range Resources Corp.                                       2,393,000
    155,000   Sempra Energy                                               7,415,200
     50,000   Southern Union Co.*                                         1,231,000
    100,000   Southwestern Energy Co.*                                    3,209,000
    135,800   UGI Corp.                                                   3,048,710
                                                                      -------------
                                                                         57,133,152
                                                                      -------------
              TELECOMMUNICATIONS
    100,073   ALLTEL Corp.                                                6,319,610
    250,360   American Tower Corp.
               (Class A)*                                                 7,968,959
    155,900   AT&T Inc.                                                   4,301,281
     95,400   BellSouth Corp.                                             3,012,732
     95,000   Citizens Communications Co.                                 1,268,250
     90,000   General Communication, Inc.
               (Class A)*                                                 1,012,500
     40,000   NII Holdings, Inc. (Class B)*                               2,048,800

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                  VALUE
-----------------------------------------------------------------------------------
    210,000   Sprint Nextel Corp.                                     $   5,046,300
    100,200   Verizon Communications Inc.                                 3,376,740
                                                                      -------------
                                                                         34,355,172
                                                                      -------------
              TOTAL UNITED STATES                                       220,550,966
                                                                      -------------
              TOTAL COMMON STOCKS
               (COST $194,058,652)                                      259,194,485
                                                                      -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (0.9%)
              REPURCHASE AGREEMENT
$     2,350   Joint repurchase
               agreement account
               4.555% due 03/01/06
               (dated 02/28/06;
               proceeds $2,350,297) (a)
               (COST $2,350,000)                                          2,350,000
                                                                      -------------

TOTAL INVESTMENTS
 (COST $196,408,653) (b)                                       99.8%    261,544,485
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                    0.2         546,419
                                                              -----   -------------
NET ASSETS                                                    100.0%  $ 262,090,904
                                                              =====   =============

----------
    ADR   AMERICAN DEPOSITARY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
    ++ SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $12,158,345 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
    (a)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $197,202,938. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $70,442,716 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,101,169, RESULTING IN NET UNREALIZED APPRECIATION OF $64,341,547.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT FEBRUARY 28, 2006:

  CONTRACTS         IN EXCHANGE        DELIVERY          UNREALIZED
  TO DELIVER            FOR              DATE           DEPRECIATION
--------------------------------------------------------------------
CAD  126,465        $   110,046        03/01/06         $     (1,220)
                                                        ============

CURRENCY ABBREVIATION:

CAD    Canadian Dollar.

SUMMARY OF INVESTMENTS

                                                      PERCENT OF
INDUSTRY                              VALUE           NET ASSETS
------------------------------------------------------------------
Electric Utilities               $  135,684,609               51.8%
Energy                               63,833,152               24.3
Telecommunications                   59,676,724               22.8
Repurchase Agreement                  2,350,000                0.9
                                 --------------               ----
                                 $  261,544,485**             99.8%
                                 ==============               ====

----------
   ** DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED DEPRECIATION OF $1,220.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006

ASSETS:
Investments in securities, at value (cost $196,408,653)             $   261,544,485
Receivable for:
    Investments sold                                                      1,182,920
    Dividends                                                               674,352
    Shares of beneficial interest sold                                       30,370
    Foreign withholding taxes reclaimed                                      16,605
Prepaid expenses and other assets                                            33,188
                                                                    ---------------
    TOTAL ASSETS                                                        263,481,920
                                                                    ---------------
LIABILITIES:
Payable for:
    Shares of beneficial interest redeemed                                  557,968
    Investments purchased                                                   435,266
    Investment advisory fee                                                 114,915
    Distribution fee                                                        107,741
    Administration fee                                                       16,128
    Transfer agent fee                                                        9,453
Unrealized depreciation on open forward foreign currency contract             1,220
Payable to bank                                                              77,013
Accrued expenses and other payables                                          71,312
                                                                    ---------------
    TOTAL LIABILITIES                                                     1,391,016
                                                                    ---------------
    NET ASSETS                                                      $   262,090,904
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   256,771,836
Net unrealized appreciation                                              65,137,175
Accumulated undistributed net investment income                           3,971,924
Accumulated net realized loss                                           (63,790,031)
                                                                    ---------------
    NET ASSETS                                                      $   262,090,904
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $   161,808,460
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                10,218,884
    NET ASSET VALUE PER SHARE                                       $         15.83
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                 $         16.71
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $    94,175,565
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 5,850,806
    NET ASSET VALUE PER SHARE                                       $         16.10
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     4,619,979
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   294,439
    NET ASSET VALUE PER SHARE                                       $         15.69
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $     1,486,900
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    93,454
    NET ASSET VALUE PER SHARE                                       $         15.91
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2006

NET INVESTMENT INCOME:
Income
Dividends (net of $133,267 foreign withholding tax)                 $     8,266,701
Interest                                                                    128,234
                                                                    ---------------
    TOTAL INCOME                                                          8,394,935
                                                                    ---------------

EXPENSES
Investment advisory fee                                                   1,615,891
Distribution fee (Class A shares)                                           352,047
Distribution fee (Class B shares)                                         1,334,175
Distribution fee (Class C shares)                                            59,318
Transfer agent fees and expenses                                            501,986
Administration fee                                                          226,792
Professional fees                                                           110,476
Registration fees                                                            60,450
Shareholder reports and notices                                              60,194
Custodian fees                                                               26,602
Trustees' fees and expenses                                                   3,794
Other                                                                        27,344
                                                                    ---------------
    TOTAL EXPENSES                                                        4,379,069
                                                                    ---------------
    NET INVESTMENT INCOME                                                 4,015,866
                                                                    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                              41,037,642
Foreign exchange transactions                                               (22,191)
                                                                    ---------------
    NET REALIZED GAIN                                                    41,015,451
                                                                    ---------------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                              (9,005,159)
Translation of forward foreign currency contracts, other assets
  and liabilities denominated in foreign currencies                         (10,581)
                                                                    ---------------
    NET DEPRECIATION                                                     (9,015,740)
                                                                    ---------------
    NET GAIN                                                             31,999,711
                                                                    ---------------
NET INCREASE                                                        $    36,015,577
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED                ENDED
                                                                              FEBRUARY 28, 2006    FEBRUARY 28, 2005
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $       4,015,866    $       4,778,898
Net realized gain                                                                    41,015,451           10,462,965
Net change in unrealized appreciation/depreciation                                   (9,015,740)          38,746,055
                                                                              -----------------    -----------------

    NET INCREASE                                                                     36,015,577           53,987,918
                                                                              -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                       (4,266,365)            (137,674)
Class B shares                                                                         (362,530)          (5,581,802)
Class C shares                                                                         (129,668)            (104,781)
Class D shares                                                                          (50,759)             (48,952)
                                                                              -----------------    -----------------

    TOTAL DIVIDENDS                                                                  (4,809,322)          (5,873,209)
                                                                              -----------------    -----------------

Net decrease from transactions in shares of beneficial interest                     (58,778,076)         (68,604,493)
                                                                              -----------------    -----------------

    NET DECREASE                                                                    (27,571,821)         (20,489,784)

NET ASSETS:
Beginning of period                                                                 289,662,725          310,152,509
                                                                              -----------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$3,971,924 AND $4,787,571, RESPECTIVELY)                                      $     262,090,904    $     289,662,725
                                                                              =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates.

The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.545% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.52% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.495% to the portion of daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,754,264 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $112, $172,091 and $968, respectively, and received $52,584 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $67,776,499 and $122,887,628, respectively.

For the year ended February 28, 2006, the Fund incurred brokerage commissions of $84,369 with Morgan Stanley & Co. Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 2006, the Portfolio's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $201,780.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE YEAR                            FOR THE YEAR
                                                      ENDED                                   ENDED
                                                FEBRUARY 28, 2006                       FEBRUARY 28, 2005
                                      ------------------------------------    ------------------------------------
                                           SHARES              AMOUNT              SHARES              AMOUNT
                                      ----------------    ----------------    ----------------    ----------------
CLASS A SHARES
Sold                                           248,763    $      3,798,892              58,494    $        720,812
Conversion from Class B                     11,674,182         169,190,617                  --                  --
Reinvestment of dividends                      240,081           3,610,814               8,671              99,024
Redeemed                                    (2,293,434)        (35,256,454)           (123,115)         (1,527,205)
                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) -- Class A           9,869,592         141,343,869             (55,950)           (707,369)
                                      ----------------    ----------------    ----------------    ----------------
CLASS B SHARES
Sold                                           669,922          10,069,997             668,510           8,544,246
Conversion to Class A                      (11,658,877)       (169,190,617)                 --                  --
Reinvestment of dividends                       19,040             292,646             408,632           4,695,178
Redeemed                                    (2,603,923)        (39,654,689)         (6,482,545)        (79,663,139)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class B                    (13,573,838)       (198,482,663)         (5,405,403)        (66,423,715)
                                      ----------------    ----------------    ----------------    ----------------
CLASS C SHARES
Sold                                           150,392           2,152,093              31,874             403,258
Reinvestment of dividends                        7,772             116,423               8,332              94,816
Redeemed                                      (222,140)         (3,335,696)           (148,409)         (1,823,692)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class C                        (63,976)         (1,067,180)           (108,203)         (1,325,618)
                                      ----------------    ----------------    ----------------    ----------------
CLASS D SHARES
Sold                                            31,934             484,633              46,515             576,115
Reinvestment of dividends                        2,533              38,219               3,651              41,699
Redeemed                                       (70,850)         (1,094,954)            (63,602)           (765,605)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class D                        (36,383)           (572,102)            (13,436)           (147,791)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease in Fund                        (3,804,605)   $    (58,778,076)         (5,582,992)   $    (68,604,493)
                                      ================    ================    ================    ================

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                         FOR THE YEAR         FOR THE YEAR
                                            ENDED                ENDED
                                      FEBRUARY 28, 2006    FEBRUARY 28, 2005
                                      -----------------    -----------------
Ordinary income                       $       4,809,322    $       5,873,209
                                      =================    =================

As of February 28, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income         $       3,981,370
Undistributed long-term gains                        --
                                      -----------------
Net accumulated earnings                      3,981,370
Capital loss carryforward*                  (62,995,718)
Post-October losses                              (9,047)
Temporary differences                              (427)
Net unrealized appreciation                  64,342,890
                                      -----------------
Total accumulated earnings            $       5,319,068
                                      =================

*During the year ended February 28, 2006, the Fund utilized $41,098,103 of its net capital loss carryforward. As of February 28, 2006, the Fund had a net capital loss carryforward of $62,995,718 which will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $22,191.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. FUND MERGER

On February 6, 2006, the Trustees of Morgan Stanley Utilities Fund ("Utilities") and the Fund approved a plan of reorganization whereby the Fund would be merged into Utilities. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Utilities and shareholders of the Fund would become shareholders of Utilities, receiving shares of the corresponding class of Utilities equal to the value of their holdings in the Fund.

MORGAN STANLEY GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                ------------    ------------    ------------    ------------    ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.29    $      12.01    $       9.70    $      12.47    $      16.51
                                                ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment income++                               0.28            0.30            0.28            0.32            0.31
  Net realized and unrealized gain (loss)               1.65            2.33            2.45           (2.73)          (3.91)
                                                ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations          1.93            2.63            2.73           (2.41)          (3.60)
                                                ------------    ------------    ------------    ------------    ------------

Less dividends and distributions from:
  Net investment income                                (0.39)          (0.35)          (0.42)          (0.36)          (0.08)
  Net realized gain                                        -               -               -               -           (0.36)
                                                ------------    ------------    ------------    ------------    ------------
Total dividends and distributions                      (0.39)          (0.35)          (0.42)          (0.36)          (0.44)
                                                ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                  $      15.83    $      14.29    $      12.01    $       9.70    $      12.47
                                                ============    ============    ============    ============    ============

TOTAL RETURN+                                          13.67%          22.68%          28.57%         (19.79)%        (22.21)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.18%           1.16%           1.18%           1.15%           1.06%
Net investment income                                   1.78%           2.44%           2.57%           2.91%           2.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    161,808    $      4,990    $      4,868    $      4,387    $      7,723
Portfolio turnover rate                                   24%             18%             31%             18%             19%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                ------------    ------------    ------------    ------------    ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.30    $      12.00    $       9.67    $      12.40    $      16.50
                                                ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment income++                               0.16            0.21            0.20            0.24            0.20
  Net realized and unrealized gain (loss)               1.69            2.34            2.44           (2.73)          (3.89)
                                                ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations          1.85            2.55            2.64           (2.49)          (3.69)
                                                ------------    ------------    ------------    ------------    ------------

Less dividends and distributions from:
  Net investment income                                (0.05)          (0.25)          (0.31)          (0.24)          (0.05)
  Net realized gain                                        -               -               -               -           (0.36)
                                                ------------    ------------    ------------    ------------    ------------
Total dividends and distributions                      (0.05)          (0.25)          (0.31)          (0.24)          (0.41)
                                                ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                  $      16.10    $      14.30    $      12.00    $       9.67    $      12.40
                                                ============    ============    ============    ============    ============

TOTAL RETURN+                                          12.93%          21.74%          27.60%         (20.43)%        (22.75)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.93%           1.92%           1.93%           1.90%           1.82%
Net investment income                                   1.03%           1.68%           1.82%           2.16%           1.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     94,176    $    277,738    $    298,012    $    306,554    $    562,343
Portfolio turnover rate                                   24%             18%             31%             18%             19%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                ------------    ------------    ------------    ------------    ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.16    $      11.89    $       9.60    $      12.33    $      16.38
                                                ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment income++                               0.16            0.21            0.20            0.24            0.22
  Net realized and unrealized gain (loss)               1.66            2.31            2.42           (2.70)          (3.85)
                                                ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations          1.82            2.52            2.62           (2.46)          (3.63)
                                                ------------    ------------    ------------    ------------    ------------

Less dividends and distributions from:
  Net investment income                                (0.29)          (0.25)          (0.33)          (0.27)          (0.06)
  Net realized gain                                        -               -               -               -           (0.36)
                                                ------------    ------------    ------------    ------------    ------------
Total dividends and distributions                      (0.29)          (0.25)          (0.33)          (0.27)          (0.42)
                                                ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                  $      15.69    $      14.16    $      11.89    $       9.60    $      12.33
                                                ============    ============    ============    ============    ============

TOTAL RETURN+                                          12.92%          21.71%          27.53%         (20.15)%        (22.78)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.93%           1.89%           1.93%           1.87%           1.67%
Net investment income                                   1.03%           1.71%           1.82%           2.19%           1.45%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      4,620    $      5,076    $      5,548    $      5,502    $      9,374
Portfolio turnover rate                                   24%             18%             31%             18%             19%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004*           2003            2002
                                                ------------    ------------    ------------    ------------    ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.32    $      12.04    $       9.73    $      12.53    $      16.54
                                                ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment income++                               0.31            0.33            0.30            0.35            0.35
  Net realized and unrealized gain (loss)               1.67            2.33            2.47           (2.73)          (3.91)
                                                ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations          1.98            2.66            2.77           (2.38)          (3.56)
                                                ------------    ------------    ------------    ------------    ------------

Less dividends and distributions from:
  Net investment income                                (0.39)          (0.38)          (0.46)          (0.42)          (0.09)
  Net realized gain                                        -               -               -               -           (0.36)
                                                ------------    ------------    ------------    ------------    ------------
Total dividends and distributions                      (0.39)          (0.38)          (0.46)          (0.42)          (0.45)
                                                ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                  $      15.91    $      14.32    $      12.04    $       9.73    $      12.53
                                                ============    ============    ============    ============    ============

TOTAL RETURN+                                          14.00%          22.94%          28.87%         (19.56)%        (21.98)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.93%           0.92%           0.93%           0.90%           0.82%
Net investment income                                   2.03%           2.68%           2.82%           3.16%           2.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      1,487    $      1,859    $      1,725    $      1,371    $      2,308
Portfolio turnover rate                                   24%             18%             31%             18%             19%

----------
 *   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY GLOBAL UTILITIES FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Utilities Fund (the "Fund"), including the portfolio of investments, as of February 28, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Utilities Fund as of February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 19, 2006

MORGAN STANLEY GLOBAL UTILITIES FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                     IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN       OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**       BY TRUSTEE***           BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Michael Bozic (65)           Trustee      Since         Private Investor; Director or  197            Director of various business
c/o Kramer Levin Naftalis &               April 1994    Trustee of the Retail Funds                   organizations.
 Frankel LLP                                            (since April 1994) and the
Counsel to the Independent                              Institutional Funds (since
 Trustees                                               July 2003); formerly Vice
1177 Avenue of the Americas                             Chairman of Kmart Corporation
New York, NY 10036                                      (December 1998-October 2000),
                                                        Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November
                                                        1995-November 1998) and
                                                        President and Chief Executive
                                                        Officer of Hills Department
                                                        Stores (May 1991-July 1995);
                                                        formerly variously Chairman,
                                                        Chief Executive Officer,
                                                        President and Chief Operating
                                                        Officer (1987-1991) of the
                                                        Sears Merchandise Group of
                                                        Sears, Roebuck & Co.

Edwin J. Garn (73)           Trustee      Since         Consultant; Director or        197            Director of Franklin Covey
1031 N. Chartwell Court                   January 1993  Trustee of the Retail Funds                   (time management systems),
Salt Lake City, UT 84103                                (since January 1993) and the                  BMW Bank of North America,
                                                        Institutional Funds (since                    Inc. (industrial loan
                                                        July 2003); member of the                     corporation), Escrow Bank USA
                                                        Utah Regional Advisory Board                  (industrial loan
                                                        of Pacific Corp. (utility                     corporation), United Space
                                                        company); formerly Managing                   Alliance (joint venture
                                                        Director of Summit Ventures                   between Lockheed Martin and
                                                        LLC (2000-2004) (lobbying and                 the Boeing Company) and
                                                        consulting firm); United                      Nuskin Asia Pacific
                                                        States Senator (R-Utah)                       (multilevel marketing);
                                                        (1974-1992) and Chairman,                     member of the board of
                                                        Senate Banking Committee                      various civic and charitable
                                                        (1980-1986), Mayor of Salt                    organizations.
                                                        Lake City, Utah (1971-1974),
                                                        Astronaut, Space Shuttle
                                                        Discovery (April 12-19,
                                                        1985), and Vice Chairman,
                                                        Huntsman Corporation
                                                        (chemical company).

Wayne E. Hedien (72)         Trustee      Since         Retired; Director or Trustee   197            Director of The PMI Group
c/o Kramer Levin Naftalis &               September     of the Retail Funds (since                    Inc. (private mortgage
 Frankel LLP                              1997          September 1997) and the                       insurance); Trustee and Vice
Counsel to the Independent                              Institutional Funds (since                    Chairman of The Field Museum
 Trustees                                               July 2003); formerly                          of Natural History; director
1177 Avenue of the Americas                             associated with the Allstate                  of various other business and
New York, NY 10036                                      Companies (1966-1994), most                   charitable organizations.
                                                        recently as Chairman of The
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                     IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN       OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**       BY TRUSTEE***           BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Dr. Manuel H. Johnson (57)   Trustee      Since         Senior Partner, Johnson Smick  197            Director of NVR, Inc. (home
c/o Johnson Smick Group,                  July 1991     International, Inc., a                        construction); Director of
 Inc.                                                   consulting firm; Chairman of                  KFX Energy; Director of RBS
888 16th Street, NW                                     the Audit Committee and                       Greenwich Capital Holdings
Suite 740                                               Director or Trustee of the                    (financial holding company).
Washington, D.C. 20006                                  Retail Funds (since July
                                                        1991) and the Institutional
                                                        Funds (since July 2003);
                                                        Co-Chairman and a founder of
                                                        the Group of Seven Council
                                                        (G7C), an international
                                                        economic commission; formerly
                                                        Vice Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (63)        Trustee      Since         President, Kearns &            198            Director of Electro Rent
c/o Kearns & Associates LLC               July 2003     Associates LLC (investment                    Corporation (equipment
PMB754                                                  consulting); Deputy Chairman                  leasing), The Ford Family
23852 Pacific Coast Highway                             of the Audit Committee and                    Foundation, and the UCLA
Malibu, CA 90265                                        Director or Trustee of the                    Foundation.
                                                        Retail Funds (since July
                                                        2003) and the Institutional
                                                        Funds (since August 1994);
                                                        previously Chairman of the
                                                        Audit Committee of the
                                                        Institutional Funds (October
                                                        2001-July 2003); formerly CFO
                                                        of the J. Paul Getty Trust.

Michael E. Nugent (69)       Trustee      Since         General Partner of Triumph     197            None.
c/o Triumph Capital, L.P.                 July 1991     Capital, L.P., a private
445 Park Avenue                                         investment partnership;
New York, NY 10022                                      Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (73)             Trustee      Since         Chairman of Lumelite Plastics  198            Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                  certain investment companies
 Corporation                                            Governance Committee and                      in the JPMorgan Funds complex
85 Charles Colman Blvd.                                 Director or Trustee of the                    managed by J.P. Morgan
Pawling, NY 12564                                       Retail Funds (since July                      Investment Management Inc.
                                                        2003) and the Institutional
                                                        Funds (since June 1992).

INTERESTED TRUSTEES:

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                             TERM OF                                     IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN       OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**       BY TRUSTEE***           BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Charles A. Fiumefreddo (72)  Chairman of  Since         Chairman and Director or       197            None.
c/o Morgan Stanley Trust     the Board    July 1991     Trustee of the Retail Funds
Harborside Financial         and Trustee                (since July 1991) and the
 Center,                                                Institutional Funds (since
Plaza Two,                                              July 2003); formerly Chief
Jersey City, NJ 07311                                   Executive Officer of the
                                                        Retail Funds (until September
                                                        2002).

James F. Higgins (58)        Trustee      Since         Director or Trustee of the     197            Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Retail Funds (since June                      Inc. and The Equitable Life
Harborside Financial                                    2000) and the Institutional                   Assurance Society of the
 Center,                                                Funds (since July 2003);                      United States (financial
Plaza Two,                                              Senior Advisor of Morgan                      services).
Jersey City, NJ 07311                                   Stanley (since August 2000);
                                                        Director of Dean Witter
                                                        Realty Inc.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                            TERM OF
                                    POSITION(S)            OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH             LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT            TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  --------------------  --------------------  --------------------------------------------------
Ronald E. Robison (67)          President and         Since May 2003        President (since September 2005) and Principal
1221 Avenue of the Americas     Principal Executive                         Executive Officer (since May 2003) of funds in the
New York, NY 10020              Officer                                     Fund Complex; President (since September 2005) and
                                                                            Principal Executive Officer (since May 2003) of
                                                                            the Van Kampen Funds; Managing Director of Morgan
                                                                            Stanley, Morgan Stanley Investment Management and
                                                                            Morgan Stanley & Co. Incorporated; Managing
                                                                            Director and Director of Morgan Stanley Investment
                                                                            Advisors Inc.; Managing Director and (since May
                                                                            2002) Director of Morgan Stanley Investment
                                                                            Management Inc., Managing Director and (since
                                                                            January 2005) Director of Van Kampen Asset
                                                                            Management and Van Kampen Investments Inc.
                                                                            Director, President (since February 2006) and
                                                                            Chief Executive Officer (since February 2006) of
                                                                            Morgan Stanley Services Company Inc., Director of
                                                                            Morgan Stanley Distributors Inc., Morgan Stanley
                                                                            Distribution, Inc. and Morgan Stanley Trust;
                                                                            Director of Morgan Stanley SICAV (since May 2004).
                                                                            Formerly, Executive Vice President (July 2003 to
                                                                            September 2005) of funds in the Fund Complex and
                                                                            the Van Kampen Funds; President and Director of
                                                                            the Institutional Funds (March 2001 to July 2003);
                                                                            Chief Global Operating Officer of Morgan Stanley
                                                                            Investment Management Inc.; Chief Administrative
                                                                            Officer of Morgan Stanley Investment Advisors
                                                                            Inc.; Chief Administrative Officer of Morgan
                                                                            Stanley Services Company Inc. (November 2003 to
                                                                            February 2006).

J. David Germany (51)           Vice President        Since February 2006   Managing Director and (since December 2005) Chief
25 Cabot Square, Canary Wharf,                                              Investment Officer - Global Fixed Income of Morgan
London, United Kingdom                                                      Stanley Investment Advisors Inc., Morgan Stanley
E144QA                                                                      Investment Management Inc., Van Kampen Asset
                                                                            Management and Van Kampen Advisors Inc.; Managing
                                                                            Director and Director of Morgan Stanley Investment
                                                                            Management Ltd.; Vice President (since February
                                                                            2006) of the Retail and Institutional Funds.

Dennis F. Shea (52)             Vice President        Since February 2006   Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                                                 Investment Officer - Global Equity of Morgan
New York, NY 10020                                                          Stanley Investment Advisors Inc., Morgan Stanley
                                                                            Investment Management Inc., Van Kampen Asset
                                                                            Management and Van Kampen Advisors Inc. Vice
                                                                            President (since February 2006) of the Retail and
                                                                            Institutional Funds. Formerly, Managing Director
                                                                            and Director of Global Equity Research at Morgan
                                                                            Stanley.

Barry Fink (51)                 Vice President        Since February 1997   Managing Director of Morgan Stanley Investment
1221 Avenue of the Americas                                                 Management, Morgan Stanley Investment Advisors
New York, NY 10020                                                          Inc. and Morgan Stanley Investment Management
                                                                            Inc.; Vice President of the Retail Funds and
                                                                            (since July 2003) the Institutional Funds.
                                                                            Formerly, General Counsel (May 2000 to February
                                                                            2006) of Morgan Stanley Investment Management;
                                                                            Secretary (October 2003 to February 2006), General
                                                                            Counsel (May 2004 to February 2006) and Director
                                                                            (July 1998 to January 2005) of Morgan Stanley
                                                                            Investment Advisors Inc. and Morgan Stanley
                                                                            Services Company Inc.; Secretary and General
                                                                            Counsel of Morgan Stanley Investment Management
                                                                            Inc. (November 2002 to February 2006); Secretary
                                                                            and Director of Morgan Stanley Distributors Inc.;
                                                                            Secretary (February 1997 to July 2003) and General
                                                                            Counsel (February 1997 to April 2004) of the
                                                                            Retail Funds; Vice President and Assistant General
                                                                            Counsel of Morgan Stanley Investment Advisors Inc.
                                                                            and Morgan Stanley Distributors Inc. (February
                                                                            1997 to December 2001).

                                                            TERM OF
                                    POSITION(S)            OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH             LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT            TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  --------------------  --------------------  --------------------------------------------------
Amy R. Doberman (43)            Vice President        Since July 2004       Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                 Investment Management (since July 2004); Vice
New York, NY 10020                                                          President of the Retail Funds and the
                                                                            Institutional Funds (since July 2004); Vice
                                                                            President of the Van Kampen Funds (since August
                                                                            2004); Secretary (since February 2006) and
                                                                            Managing Director (since July 2004) of Morgan
                                                                            Stanley Investment Advisors Inc., Morgan Stanley
                                                                            Services Company Inc., Morgan Stanley Investment
                                                                            Management Inc., Van Kampen Asset Management, Van
                                                                            Kampen Advisors Inc. and Van Kampen Investments
                                                                            Inc.; Secretary (since February 2006) of Morgan
                                                                            Stanley Distributors Inc. and Morgan Stanley
                                                                            Distribution, Inc. Formerly, Managing Director and
                                                                            General Counsel - Americas, UBS Global Asset
                                                                            Management (July 2000 to July 2004).

Carsten Otto (42)               Chief Compliance      Since October 2004    Managing Director and U.S. Director of Compliance
1221 Avenue of the Americas     Officer                                     for Morgan Stanley Investment Management (since
New York, NY 10020                                                          October 2004); Managing Director and Chief
                                                                            Compliance Officer (since February 2005) of Morgan
                                                                            Stanley Investment Advisors Inc. and Morgan
                                                                            Stanley Investment Management Inc. and (since June
                                                                            2004) of Van Kampen Asset Management, Van Kampen
                                                                            Advisors Inc. and Van Kampen Investments Inc.
                                                                            Formerly, Assistant Secretary and Assistant
                                                                            General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)       Vice President        Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                 Incorporated, Morgan Stanley Investment Advisors
New York, NY 10020                                                          Inc., Morgan Stanley Investment Management Inc.,
                                                                            Van Kampen Asset Management, Van Kampen Advisors
                                                                            Inc. and Van Kampen Investments Inc. Vice
                                                                            President of the Retail Funds (since July 2002)
                                                                            and the Institutional Funds (since December 1997).
                                                                            Formerly, Secretary of Van Kampen Asset Management
                                                                            Inc., Van Kampen Advisors Inc. and Van Kampen
                                                                            Investments Inc. (December 2002 to February 2006);
                                                                            Secretary of Morgan Stanley Distribution, Inc.
                                                                            (October 2005 to February 2006).

Francis J. Smith (40)           Treasurer and Chief   Treasurer since July  Executive Director of Morgan Stanley Investment
c/o Morgan Stanley Trust        Financial Officer     2003 and Chief        Advisors Inc. and Morgan Stanley Services Company
Harborside Financial Center,                          Financial Officer     Inc.; Treasurer and Chief Financial Officer of the
Plaza Two,                                            since September 2002  Retail Funds (since July 2003). Formerly, Vice
Jersey City, NJ 07311                                                       President of the Retail Funds (September 2002 to
                                                                            July 2003).

Thomas F. Caloia (59)           Vice President        Since July 2003       Executive Director of Morgan Stanley Investment
c/o Morgan Stanley Trust                                                    Advisors Inc. and Morgan Stanley Services Company
Harborside Financial Center,                                                Inc.; Assistant Treasurer of Morgan Stanley
Plaza Two,                                                                  Investment Advisors Inc., Morgan Stanley Services
Jersey City, NJ 07311                                                       Company Inc. and Morgan Stanley Distributors Inc.;
                                                                            Vice President of the Retail Funds. Formerly,
                                                                            Treasurer of the Retail Funds (April 1989-July
                                                                            2003).

                                                            TERM OF
                                    POSITION(S)            OFFICE AND
   NAME, AGE AND ADDRESS OF          HELD WITH             LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT            TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  --------------------  --------------------  --------------------------------------------------
Mary E. Mullin (38)             Secretary             Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                 Incorporated, Morgan Stanley Investment Advisors
New York, NY 10020                                                          Inc. and Morgan Stanley Investment Management
                                                                            Inc.; Secretary of the Retail Funds (since July
                                                                            2003) and the Institutional Funds (since June
                                                                            1999).

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2006 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended February 28, 2006, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended February 28, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

37873RPT-RA06-00310P-Y02/06

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           GLOBAL UTILITIES FUND


                                                                   ANNUAL REPORT

                                                               FEBRUARY 28, 2006


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2006

                                       REGISTRANT           COVERED ENTITIES(1)
             AUDIT FEES                $        42,144      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES   $           540(2)   $          5,190,300(2)
                  TAX FEES             $         5,476(3)   $          2,044,491(4)
                  ALL OTHER FEES       $             -      $                  -
             TOTAL NON-AUDIT FEES      $         6,016      $          7,234,791

             TOTAL                     $        48,160      $          7,234,791

           2005

                                       REGISTRANT           COVERED ENTITIES(1)
             AUDIT FEES                $        40,142      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES   $           452(2)   $          3,746,495(2)
                  TAX FEES             $         5,828(3)   $             79,800(4)
                  ALL OTHER FEES       $             -      $                  -(5)
             TOTAL NON-AUDIT FEES      $         6,280      $          3,826,295

             TOTAL                     $        46,422      $          3,826,295

           N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006